Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade payables	$ 26,766	$ 27,993
Payroll and other compensation	13,513	11,609
Accruals and other payables	101,407	78,701
Gounkoto priority dividend	7,602	9,074
Trade and other current payables	149,288	127,377
Kibali Jersey Limited [member]
Trade payables	46,060	57,590	$ 61,193
Payroll and other compensation	1,908	1,813	2,240
Bank account in overdraft	(12,762)	(11,551)	(7,346)
Accruals and other payables	43,903	60,905	46,304
Gounkoto priority dividend		8,000
Trade and other current payables	$ 104,633	$ 131,859	$ 117,083